REVENUE FROM CONTRACTS WITH CUSTOMERS - Cost to obtain and fulfill a contract (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Assets recognised from costs to obtain or fulfil contracts with customers
Amortization expense related to cost to obtain or fulfill contracts	₽ 3,819	₽ 3,940
Impairment loss related to costs capitalized	0	0
Cost-to-obtain contracts
Assets recognised from costs to obtain or fulfil contracts with customers
Gross book value	14,268	13,635
Accumulated amortization	(6,600)	(6,394)
Cost to fulfill contracts
Assets recognised from costs to obtain or fulfil contracts with customers
Gross book value	4,081	2,918
Accumulated amortization	₽ (1,628)	₽ (1,221)